Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Information Regarding Outstanding Warrants to Purchase Shares	The following table summarizes information regarding outstanding warrants to purchase the Company’s ordinary shares as of December 31, 2023:
Issuance date	Number of outstanding Warrants	Exercise price per warrant

January 2019	223,810	$0.65
April 2019	492,308	$0.43
May 2019	47,250,000	$0.13
January 2020	23,838,038	$0.12
February 2020	11,250,000	$0.05
June 2020	61,390,260	$0.08
July 2020	29,419,890	$0.08
August 2021	10,500,000	$0.07
December 2021	10,500,000	$0.07
January 2023	409,091,100	$0.01
January 2023	28,636,500	$0.02
November 2023	1,219,418,700	$0.01

	1,852,010,606

Schedule of Expenses Recognized Financial Statements	Expenses recognized in the financial statements:
	Year ended December 31,
	2023	2022	2021

Research and development	$83	$137	$200
General and administrative	178	126	266
	261	263	466

Schedule of Fair value of Company’s Share Options Granted	The fair value of the Company’s share options granted was estimated using the binomial option pricing model using the following range assumptions:
Description	2023	2022	2021

Risk-free interest rate	3.95%-3.96%	1.41-3.08%	1.22-1.28%
Expected volatility	84.30%-84.76%	83.98-84.26%	82.40-82.43%
Dividend yield	0%	0%	0%
Contractual life (in years)	10	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5-3	3

Schedule of Weighted Average Exercise Prices Share Options	The following table lists the number of share options, their weighted average exercise prices and modification in option plans of employees, directors and consultants for the year ended December 31, 2023 and related information:
	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 2022	27,002,200	0.13	7.14	-
Granted	55,500,000	0.01	10	-
Forfeited/expired	(25,200)	-	-	-

Outstanding at December 31, 2023	82,477,000	0.04	8.40	-

Vested and expected to vest at December 31, 2023	82,477,000	0.04	8.40	-

Exercisable at December 31, 2023	24,280,125	0.11	7.21	-